Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Security deposits on aircraft, deferred overhaul rental and other customer deposits
Security deposits paid by lessees	$ 760,608
Predecessor
Security deposits on aircraft, deferred overhaul rental and other customer deposits
Security deposits paid by lessees		1,065,719
Deferred overhaul rentals		882,422
Rents received in advance and straight-line rents		460,785
Other customer deposits		229,068
Security deposits, deferred overhaul rental and other customer deposits		$ 2,637,994